Property, plant and equipment (Schedule of Property Plant and Equipment) (Details) ₪ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 ILS (₪)	Dec. 31, 2022 USD ($)		Dec. 31, 2021 ILS (₪)
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	₪ 38,814
Changes during
Ending Balance	47,683	$ 13,546	[1]	₪ 38,814
Consolidated Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	87,245			83,105
Changes during
Additions	13,350			6,209
Dispositions	(1,379)			(2,069)
Ending Balance	99,216			87,245
Net book value [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	38,814	11,027
Changes during
Ending Balance	47,683	13,546		38,814
Accumulated Depreciation [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	48,431			46,460
Changes during
Additions	4,352			4,040
Dispositions	(1,250)			(2,069)
Ending Balance	51,533			48,431
Land and buildings [Member] | Consolidated Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	57,465			56,122
Changes during
Additions	9,444			1,343
Dispositions	0			0
Ending Balance	66,909			57,465
Land and buildings [Member] | Net book value [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	31,093	8,833
Changes during
Ending Balance	38,386	10,905		31,093
Land and buildings [Member] | Accumulated Depreciation [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	26,372			24,360
Changes during
Additions	2,151			2,012
Dispositions	0			0
Ending Balance	28,523			26,372
Machinery and equipment [Member] | Consolidated Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	9,177			6,904
Changes during
Additions	1,928			2,273
Dispositions	0			0
Ending Balance	11,105			9,177
Machinery and equipment [Member] | Net book value [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	3,655	1,038
Changes during
Ending Balance	5,101	1,449		3,655
Machinery and equipment [Member] | Accumulated Depreciation [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	5,522			5,143
Changes during
Additions	482			379
Dispositions	0			0
Ending Balance	6,004			5,522
Motor vehicles [Member] | Consolidated Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	11,457			11,932
Changes during
Additions	1,192			1,594
Dispositions	(1,379)			(2,069)
Ending Balance	11,270			11,457
Motor vehicles [Member] | Net book value [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	1,358	386
Changes during
Ending Balance	1,390	395		1,358
Motor vehicles [Member] | Accumulated Depreciation [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	10,099			11,098
Changes during
Additions	1,031			1,070
Dispositions	(1,250)			(2,069)
Ending Balance	9,880			10,099
Computers [Member] | Consolidated Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	7,182			6,294
Changes during
Additions	624			888
Dispositions	0			0
Ending Balance	7,806			7,182
Computers [Member] | Net book value [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	1,855	527
Changes during
Ending Balance	1,820	517		1,855
Computers [Member] | Accumulated Depreciation [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	5,327			4,768
Changes during
Additions	659			559
Dispositions	0			0
Ending Balance	5,986			5,327
Office furniture and equipment [Member] | Consolidated Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	1,964			1,853
Changes during
Additions	162			111
Dispositions	0			0
Ending Balance	2,126			1,964
Office furniture and equipment [Member] | Net book value [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	853	243
Changes during
Ending Balance	986	$ 280		853
Office furniture and equipment [Member] | Accumulated Depreciation [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	1,111			1,091
Changes during
Additions	29			20
Dispositions	0			0
Ending Balance	₪ 1,140			₪ 1,111

[1]	Convenience Translation into US Dollars.